UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-09781

PFS FUNDS (Exact name of registrant as specified in charter)

1939 Friendship Drive, Suite C
El Cajon, CA	92020
(Address of principal executive offices)	(Zip code)

CT Corporation System 155 Federal St., Suite 700, Boston, MA 02110 (Name and address of agent for service)

Registrant's telephone number, including area code: (619) 588-9700

Date of fiscal year end: March 31

Date of reporting period: September 30, 2022

Item 1. Report to Stockholders.

WIRELESS FUND

Semi-Annual Report
September 30, 2022

Average annual total returns for the periods ended 9/30/2022 (Unaudited)

9/30/2022 NAV $9.20

	1 Year*	3 Year*	5 Year*	10 Year*
Wireless Fund	-28.36%	8.25%	8.53%	10.55%
NASDAQ**	-26.25%	10.63%	11.25%	14.22%
Standard & Poor’s 500® Index***	-15.47%	8.16%	9.24%	11.70%

Total Annual Fund Operating Expense Ratio (from 07/29/2022 Prospectus): 1.95%

The Total Annual Operating Expense Ratio reported above will not correlate to the expense ratio in the Fund’s financial highlights because the financial highlights include only the direct operating expenses incurred by the Fund, not the indirect costs of investing in acquired funds.

*1 Year, 3 Year, 5 Year and 10 Year returns include change in share prices and in each case includes reinvestment of any dividends and capital gain distributions. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

**The NASDAQ Composite (NASDAQ) is a capitalization-weighted index of all common stocks listed on NASDAQ and is an unmanaged group of stocks whose composition is different from the Fund.

***The Standard & Poor’s 500® Index (S&P 500) is a broad market-weighted average dominated by blue-chip stocks and is an unmanaged group of stocks whose composition is different from the Fund.

PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. RETURNS DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. TO OBTAIN PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH END, PLEASE CALL 1-800-590-0898. AN INVESTMENT IN THE FUND IS SUBJECT TO INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF THE PRINCIPAL AMOUNT INVESTED. THE FUND'S DISTRIBUTOR IS ARBOR COURT CAPITAL, LLC.

2022 Semi-Annual Report 1

Wireless Fund Sector Distribution (Unaudited)
(As a Percentage of Net Assets)

Industry Sector	Percentage of Net Assets
1. Semiconductors and Related Devices	22.86%
2. Services - Prepackaged Software	18.44%
3. Services - Computer Programming, Data Processing, Etc.	15.39%
4. Electronic Computers	11.15%
5. Radio & TV Broadcasting & Communications Equipment	10.60%
6. Radio Telephone Communications	5.85%
7. Cash Equivalents and Other Assets Less Liabilities	4.51%
8. Real Estate Investment Trusts	4.31%
9. Computer Communications Equipment	4.01%
10. Optical Instruments & Lenses	2.78%
11. Special Industry Machinery, NEC	2.10%

2022 Semi-Annual Report 2

Disclosure of Expenses (Unaudited)

Shareholders of this Fund incur ongoing costs, consisting of management fees and other Fund expenses. The following example is intended to help you understand your ongoing costs of investing in the Fund and to compare these costs with similar costs of investing in other mutual funds. If shares are redeemed within 90 days of purchase from the Fund, the shares are subject to a 2% redemption fee. Additionally, IRA accounts will be charged an $8.00 annual maintenance fee. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from April 1, 2022, to September 30, 2022.

The first line of the table below provides information about actual account values and actual expenses. In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6) and then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period.”

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses paid by a shareholder for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in other funds’ shareholder reports.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees or IRA maintenance fees described above and expenses of the underlying funds. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative cost of owning different funds. In addition, if these transactional costs and expenses of underlying funds were included, your cost could have been higher.

			Expenses Paid
	Beginning	Ending	During the Period*
	Account Value	Account Value	April 1, 2022 to
	April 1, 2022	September 30, 2022	September 30, 2022
Actual	$1,000	$703.90	$8.33

Hypothetical	$1,000	$1,015.29	$9.85
(5% annual return
before expenses)

*	Expenses are equal to the Fund’s annualized expense ratio of 1.95%, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

2022 Semi-Annual Report 3

SCHEDULE OF INVESTMENTS - WIRELESS FUND

SEPTEMBER 30, 2022

(UNAUDITED)
Shares		Fair Value	% of Net Assets
COMMON STOCKS
Computer Communications Equipment
4,365	Cisco Systems, Inc.	$174,600	4.01%
Electronic Computers
3,515	Apple Inc.	485,773	11.15%
Optical Instruments & Lenses
400	KLA Corporation	121,052	2.78%
Radio & TV Broadcasting & Communications Equipment
1,135	Motorola Solutions, Inc.	254,206
1,840	QUALCOMM Incorporated	207,883
		462,089	10.60%
Radio Telephone Communications
1,900	T-Mobile US, Inc. *	254,923	5.85%
Semiconductors & Related Devices
1,000	Advanced Micro Devices, Inc. *	63,360
2,215	Applied Materials, Inc.	181,475
485	Broadcom Inc.	215,345
3,600	Marvell Technology, Inc.	154,476
1,530	NVIDIA Corporation	185,727
1,370	Qorvo, Inc. *	108,792
		909,175	20.86%
Services - Computer Programming, Data Processing, Etc.
5,700	Alphabet Inc. - Class A *	545,205
925	Meta Platforms, Inc. - Class A *	125,504
		670,709	15.39%
Services - Prepackaged Software
370	Adobe Inc. *	101,823
1,435	Block, Inc. - Class A *	78,911
2,675	Microsoft Corporation	623,007
		803,741	18.44%
Special Industry Machinery, NEC
250	Lam Research Corporation	91,500	2.10%

Total Common Stocks (Cost $3,220,637)		3,973,562	91.18%
Real Estate Investment Trusts
1,300	Crown Castle International Corp.	187,915	4.31%
Total for Real Estate Investment Trusts (Cost - $237,963)
Money Market Funds
125,641	Invesco Government & Agency Portfolio Institutional Class 2.74% **	125,641	2.88%
	(Cost - $125,641)
	Total Investments
	(Cost - $3,584,241)	4,287,118	98.37%
	Other Assets in Excess of Liabilities	70,989	1.63%
	Net Assets	$4,358,107	100.00%

* Non-Income producing securities. ** The rate shown represents the 7-day yield at September 30, 2022. The accompanying notes are an integral part of the financial statements.

2022 Semi-Annual Report 4

WIRELESS FUND

Statement of Assets and Liabilities (Unaudited)
September 30, 2022

Assets:
Investments at Fair Value	$4,287,118
(Cost - $3,584,241)
Receivables:
Dividends	1,577
Securities Sold	88,676
Total Assets	4,377,371
Liabilities:
Payables:
Shareholder Redemptions	11,571
Management Fees	7,693
Total Liabilities	19,264

Net Assets	$4,358,107
Net Assets Consist of:
Paid In Capital	$3,340,103
Total Distributable Earnings	1,018,004
Net Assets, for 473,544 Shares Outstanding	$4,358,107
(Unlimited number of shares authorized without par value)
Net Asset Value and Offering Price
Per Share ($4,358,107/473,544 shares)	$9.20
Minimum Redemption Price Per Share * ($9.20x0.98)	$9.02

Statement of Operations (Unaudited)
For the six month period ended September 30, 2022

Investment Income:
Dividends (Net of foreign withholding tax of $0)	$26,646
Total Investment Income	26,646
Expenses:
Management Fees	51,687
Total Expenses	51,687

Net Investment Income (Loss)	(25,041)

Net Realized and Unrealized Gain (Loss) on Investments:
Net Realized Gain (Loss) on Investments	136,343
Net Change in Unrealized Appreciation (Depreciation) on Investments	(1,979,559)
Net Realized and Unrealized Gain (Loss) on Investments	(1,843,216)

Net Increase (Decrease) in Net Assets from Operations	$(1,868,257)

* Reflects a 2% redemption fee if shares are redeemed within 90 days of purchase. The accompanying notes are an integral part of the financial statements.

2022 Semi-Annual Report 5

WIRELESS FUND

Statements of Changes in Net Assets	(Unaudited)
	4/1/2022	4/1/2021
	to	to
	9/30/2022	3/31/2022
From Operations:
Net Investment Income (Loss)	$(25,041)	$(105,521)
Net Realized Gain (Loss) on Investments	136,343	709,335
Net Change in Unrealized Appreciation (Depreciation)	(1,979,559)	(1,568)
Increase (Decrease) in Net Assets from Operations	(1,868,257)	602,246

From Distributions to Shareholders:	-	(1,133,142)

From Capital Share Transactions:
Proceeds From Sale of Shares	57,764	611,874
Proceeds From Redemption Fees (Note 2)	316	4,114
Shares Issued on Reinvestment of Dividends	-	1,028,233
Cost of Shares Redeemed	(275,670)	(2,849,435)
Net Increase (Decrease) from Shareholder Activity	(217,590)	(1,205,214)

Net Increase (Decrease) in Net Assets	(2,085,847)	(1,736,110)

Net Assets at Beginning of Period	6,443,954	8,180,064
Net Assets at End of Period	$4,358,107	$6,443,954

Share Transactions:
Issued	5,350	39,376
Reinvested	-	71,504
Redeemed	(24,728)	(191,074)
Net Increase (Decrease) in Shares	(19,378)	(80,194)
Shares Outstanding, Beginning of Period	492,922	573,116
Shares Outstanding, End of Period	473,544	492,922

Financial Highlights	(Unaudited)
Selected data for a share outstanding	4/1/2022		4/1/2021		4/1/2020	4/1/2019		4/1/2018		4/1/2017
throughout the period:	to		to		to	to		to		to
	9/30/2022		3/31/2022		3/31/2021	3/31/2020		3/31/2019		3/31/2018
Net Asset Value -
Beginning of Period	$13.07		$14.27		$10.02	$11.78		$10.70		$9.29
Net Investment Income (Loss) (a)	(0.05)		(0.20)		(0.19)	(0.14)		(0.06)		(0.03)
Net Realized and Unrealized Gain (Loss)
on Investments (b)	(3.82)		1.44		6.02	0.76		1.68		1.44
Total from Investment Operations	(3.87)		1.24		5.83	0.62		1.62		1.41
Proceeds from Redemption Fees	- *		-	*	0.01	-	*	-	*	-	*
Distributions (From Net Investment Income)	-		-		-	-		-		-
Distributions (From Realized Capital Gains)	-		(2.44)		(1.59)	(2.38)		(0.54)		-
Total Distributions	-		(2.44)		(1.59)	(2.38)		(0.54)		-
Net Asset Value -
End of Period	$9.20		$13.07		$14.27	$10.02		$11.78		$10.70
Total Return (c)	(29.61)%	**	7.13%		58.58%	3.74%		16.15%		15.18%
Ratios/Supplemental Data
Net Assets - End of Period (Thousands)	$4,358		$6,444		$8,180	$5,174		$4,812		$4,028

Ratio of Expenses to Average Net Assets	1.95%	***	1.95%		1.95%	1.95%		1.95%		1.95%
Ratio of Net Investment Income (Loss) to
Average Net Assets	-0.94%	***	-1.34%		-1.44%	-1.20%		-0.54%		-0.27%
Portfolio Turnover Rate	6.47%	**	74.51%		140.42%	113.58%		78.57%		0.13%

* Amounts were less than +/- $0.005 per share.
** Not Annualized.
*** Annualized.
(a) Per share amounts calculated using average shares outstanding method.
(b) Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.
(c) Total returns represent the rate that the investor would have earned or lost on an investment in the Fund assuming reinvest-
ment of dividends. Total return calculation does not reflect redemption fee.

The accompanying notes are an integral part of the financial statements.

2022 Semi-Annual Report 6

NOTES TO FINANCIAL STATEMENTS - WIRELESS FUND
September 30, 2022
(Unaudited)

1.) ORGANIZATION
Wireless Fund (the “Fund”) is a non-diversified series of the PFS Funds (the “Trust”), an open-ended management investment company. Prior to March 5, 2010, the Trust was named Wireless Fund. The Trust was organized in Massachusetts as a business trust on January 13, 2000, and may offer shares of beneficial interest in a number of separate series, each series representing a distinct fund with its own investment objectives and policies. The Fund, under normal market conditions, invests at least 80% of its assets in the securities of companies engaged in the development, production, or distribution of wireless related products or services. As of September 30, 2022, there were thirteen series operating in the Trust. The Fund’s primary investment objective is to seek long-term growth of capital.

2.) SIGNIFICANT ACCOUNTING POLICIES
The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The Fund follows the significant accounting policies described in this section.

SECURITY VALUATION
All investments in securities are recorded at their estimated fair value, as described in Note 3.

SHARE VALUATION
The net asset value per share (the “NAV”) is generally calculated as of the close of trading on the New York Stock Exchange (the “Exchange”) (normally 4:00 p.m. Eastern time) every day the Exchange is open. The NAV is calculated by taking the total value of the Fund’s assets, subtracting its liabilities, and then dividing by the total number of shares outstanding, rounded to the nearest cent. The offering price and redemption price per share is equal to the net asset value per share, except that shares of the Fund are subject to a redemption fee of 2% if redeemed within 90 days of purchase or less. During the six month period ended September 30, 2022, proceeds from redemption fees were $316.

DISTRIBUTIONS TO SHAREHOLDERS
Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. The treatment for financial reporting purposes of distributions made to shareholders during the year from net investment income or net realized capital gains may differ from their ultimate treatment for federal income tax purposes. These differences are caused primarily by differences in the timing of the recognition of certain components of income, expense, or realized capital gain for federal income tax purposes. Where such differences are permanent in nature, they are reclassified in the components of the net assets based on their ultimate characterization for federal income tax purposes. Any such reclassifications will have no effect on net assets, results of operations, or net asset values per share of the Fund.

FEDERAL INCOME TAXES
The Fund’s policy is to continue to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute all of its taxable income to shareholders. Therefore, no federal income tax provision is required. It is the Fund’s policy to distribute annually, prior to the end of the calendar year, dividends sufficient to satisfy excise tax requirements of the Internal Revenue Code. This Internal Revenue Code requirement may cause an excess of distributions over the book year-end accumulated income. In addition, it is the Fund’s policy to distribute annually, after the end of the fiscal year, any remaining net investment income and net realized capital gains.

The Fund recognizes the tax benefits of certain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Fund’s tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years.

2022 Semi-Annual Report 7

Notes to Financial Statements (Unaudited) - continued

The Fund identifies its major tax jurisdictions as U.S. Federal and State tax authorities; however the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the six month period ended September 30, 2022, the Fund did not incur any interest or penalties.

USE OF ESTIMATES
The financial statements are prepared in accordance with GAAP, which requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

OTHER
The Fund records security transactions based on a trade date. Dividend income is recognized on the ex-dividend date, and interest income, if any, is recognized on an accrual basis. The Fund uses the specific identification method in computing gain or loss on the sale of investment securities. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

The Fund may invest in real estate investment trusts (“REITs”) that pay distributions to their shareholders based on available funds from operations. It is common for these distributions to exceed the REITs taxable earnings and profits resulting in the excess portion of such distribution to be designated as return of capital. Distributions received from REITs are generally recorded as dividend income and, if necessary, are reclassified annually in accordance with tax information provided by the underlying REITs.

EXPENSES
Expenses incurred by the Trust that do not relate to a specific fund of the Trust are allocated to the individual funds based on each fund’s relative net assets or another appropriate basis.

3.) SECURITIES VALUATIONS
The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices in active markets included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair

2022 Semi-Annual Report 8

Notes to Financial Statements (Unaudited) - continued

value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

FAIR VALUE MEASUREMENTS
A description of the valuation techniques applied to the Fund’s major categories of assets measured at fair value on a recurring basis follows. The Board of Trustees (the “Trustees” or the “Board”) has designated the Adviser as the Valuation Designee.

Equity securities (common stocks, including REITs). Equity securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Valuation Designee believes such prices accurately reflect the fair value of such securities. Securities that are traded on any stock exchange or on the NASDAQ over-the-counter market are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an equity security is generally valued by the pricing service at its last bid price. Generally, if the security is traded in an active market and is valued at the last sale price, the security is categorized as a level 1 security, and if an equity security is valued by the pricing service at its last bid price, it is generally categorized as a level 2 security. When market quotations are not readily available, when the Valuation Designee determines that the market quotation or the price provided by the pricing service does not accurately reflect the current fair value, or when restricted securities are being valued, such securities are valued as determined in good faith by the Valuation Committee, which includes the Valuation Designee, subject to review of the Board and are categorized in level 2 or level 3, when appropriate.

Money market funds. Shares of money market funds are valued at net asset value provided by the fund and are classified in level 1 of the fair value hierarchy.

In accordance with the Trust’s good faith pricing guidelines, the Valuation Designee is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. There is no single standard for determining fair value, since fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued by the Valuation Designee would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale. Methods which are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods. The Board maintains responsibilities for the fair value determinations under Rule 2a-5 under the Investment Company Act of 1940 and oversees the Valuation Designee.

The following table summarizes the inputs used to value the Fund’s assets measured at fair value as of September 30, 2022:

Valuation Inputs of Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$3,973,562	$0	$0	$3,973,562
Real Estate Investment Trusts	187,915	0	0	187,915
Money Market Funds	125,641	0	0	125,641
Total	$4,287,118	$0	$0	$4,287,118

Refer to the Fund’s Schedule of Investments for a listing of securities by industry. The Fund did not hold any level 3 assets during the six month period ended September 30, 2022.

The Fund did not invest in any derivative instruments during the six month period ended September 30, 2022.

4.) INVESTMENT ADVISORY AGREEMENT
Value Trend Capital Management, LP (the “Adviser”), manages the investment portfolio of the Fund, subject to policies adopted by the Trust’s Trustees. Under the Management Agreement, the Adviser, at its own expense and without reimbursement from the Trust, furnishes office space and all necessary office facilities, equipment and executive personnel necessary for managing the Fund. The Adviser also pays the salaries and fees of all officers and trustees of the

2022 Semi-Annual Report 9

Notes to Financial Statements (Unaudited) - continued

Trust who are also officers, partners, or employees of the Adviser. The Adviser pays all operating expenses of the Fund, with the exception of taxes, borrowing expenses (such as (a) interest and (b) dividend expenses on securities sold short), brokerage commissions and extraordinary expenses and any indirect expenses, such as expenses incurred by other investment companies in which the Fund invests. For its services, the Adviser receives a fee of 1.95% per year of the average daily net assets of the Fund. As a result of the above calculation, for the six month period ended September 30, 2022, the Adviser received management fees totaling $51,687. At September 30, 2022, the Fund owed $7,693 to the Adviser.

5.) RELATED PARTY TRANSACTIONS
Jeffrey R. Provence, of Premier Fund Solutions, Inc. (the “Administrator”) also serves as trustee/officer of the Fund. Also, control persons of Value Trend Capital Management, LP serve as a trustee and officers of the Trust. These individuals receive benefits from the Adviser resulting from management fees paid to the Adviser of the Fund.

For the six month period ended September 30, 2022, the Trustees who are not interested persons of the Fund received a total of $2,250, plus travel expenses from the Adviser of the Fund. Under the Management Agreement, the Adviser pays these fees.

6.) PURCHASES AND SALES OF SECURITIES
For the six month period ended September 30, 2022, purchases and sales of investment securities other than U.S. Government obligations and short-term investments aggregated $329,820 and $496,245, respectively. Purchases and sales of U.S. Government obligations aggregated $0 and $0, respectively.

7.) TAX MATTERS
For federal income tax purposes, the cost of investments owned at September 30, 2022, was $3,584,241. At September 30, 2022, the composition of unrealized appreciation (the excess of value over tax cost) and depreciation (the excess of tax cost over value) on a tax basis was as follows:

Appreciation	(Depreciation)	Net Appreciation (Depreciation)
$1,416,949	($714,072)	$702,877

The tax character of distributions was as follows:

	Six months ended	Year ended
	September 30, 2022	March 31, 2022
Ordinary Income:	$ 0	$ 789,445
Long-term Capital Gain:	0	343,697
	$ 0	$1,133,142

8.) COVID-19 RISKS
Unexpected local, regional or global events, such as war; acts of terrorism; financial, political or social disruptions; natural, environmental or man-made disasters; the spread of infectious illnesses or other public health issues; and recessions and depressions could have a significant impact on the Fund and its investments and may impair market liquidity. Such events can cause investor fear, which can adversely affect the economies of nations, regions and the market in general, in ways that cannot necessarily be foreseen. The impact of COVID-19 has adversely affected, and other infectious illness outbreaks that may arise in the future could adversely affect, the economies of many nations and the entire global economy, individual issuers and capital markets in ways that cannot necessarily be foreseen. Public health crises caused by the COVID-19 outbreak may exacerbate other pre-existing political, social and economic risks in certain countries or globally. The duration of the COVID-19 outbreak and its effects cannot be determined with certainty.

9.) SUBSEQUENT EVENTS
Subsequent events after the date of the Statement of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has concluded that there is no impact requiring adjustment to or disclosure in the financial statements.

2022 Semi-Annual Report 10

ADDITIONAL INFORMATION - WIRELESS FUND
September 30, 2022
(UNAUDITED)

1.) AVAILABILITY OF QUARTERLY SCHEDULE OF INVESTMENTS
The Fund publicly files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form NPORT. The Fund’s Forms N-PORT are available on the SEC’s website at http://www.sec.gov.

2.) PROXY VOTING GUIDELINES
Value Trend Capital Management, LP, the Fund’s Adviser, is responsible for exercising the voting rights associated with the securities held by the Fund. A description of the policies and procedures used by the Adviser in fulfilling this responsibility is available without charge on the Fund’s website at www.wireless-fund.com. It is also included in the Fund’s Statement of Additional Information, which is available on the Securities and Exchange Commission’s web-site at http://www.sec.gov.

Form N-PX provides information regarding how the Fund voted proxies with regards to portfolio securities held during the most recent 12-month period ended June 30th and is available without charge, upon request, by calling 1-800-590-0898. This information is also available on the SEC’s website at http://www.sec.gov.

3.) LIQUIDITY RISK MANAGEMENT PROGRAM
During the six month period ended September 30, 2022, the Board reviewed the Fund’s liquidity risk management program, adopted pursuant to Rule 22e-4 under the Investment Company Act. The program is overseen by the Adviser, who has delegated certain responsibilities for managing the program to a liquidity program administrator (the “LPA”). The LPA reported that it had assessed, managed and reviewed the program for the Fund taking into consideration several factors including the liquidity of the Fund’s portfolio investments and the market, trading or investment specific considerations that may reasonably affect a security’s classification as a liquid investment. The LPA certified that the program was adequate, effectively implemented and needed no changes at that time.

4.) PROXY VOTING RESULTS
On September 7, 2022, a special meeting of the shareholders of the Trust was held at the offices of Mutual Shareholder Services, LLC, 8000 Town Centre Drive, Suite 400, Broadview Heights, Ohio 44147 for the following purpose:

                      1. To elect the proposed individuals to the Board of Trustees.

Below are the affirmative voting results from the special meeting, at which each Trustee listed below was elected:

	For	Withheld
1) Allen C. Brown	39,902,214	830,243
2) Robert L. Boerner	40,020,838	711,621
3) John W. Czechowicz	40,028,062	704,397

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2022 Semi-Annual Report 13

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2022 Semi-Annual Report 14

Investment Adviser
Value Trend Capital Management, LP
1939 Friendship Drive, Suite C
El Cajon, CA 92020

Dividend Paying Agent,
Shareholders' Servicing Agent,
Transfer Agent
Mutual Shareholder Services, LLC
8000 Town Centre Drive, Suite 400
Broadview Heights, OH 44147

Distributor
Arbor Court Capital, LLC
8000 Town Centre Dr., Suite 400
Broadview Heights, OH 44147

Custodian
U.S. Bank, NA
425 Walnut Street
P.O. Box 1118
Cincinnati, OH 45201

Independent Registered Public Accounting Firm
Cohen & Company, Ltd.
342 North Water Street, Suite 830
Milwaukee, WI 53202

This report is provided for the general information of the shareholders of the Wireless
Fund. This report is not intended for distribution to prospective investors in the Fund, unless preceded or accompanied by an effective prospectus.

Item 2. Code of Ethics. Not applicable.

Item 3. Audit Committee Financial Expert. Not applicable.

Item 4. Principal Accountant Fees and Services. Not applicable.

Item 5. Audit Committee of Listed Companies. Not applicable.

Item 6. Investments.

(a) Not applicable. Schedule filed with Item 1.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies. Not applicable.

Item 8. Portfolio Managers of Closed End Management Investment Companies. Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers. Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

The registrant has not adopted procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a) The Registrant’s president and chief financial officer concluded that the disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a -3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a -3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a -15(b) or 240.15d -15(b)).

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a -3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

(a)(1) Code of Ethics. Not applicable.

(a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(a)(3) Not applicable.

(a)(4) Not applicable.

(b) Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

PFS Funds

By: /s/Ross C. Provence Ross C. Provence President

Date: 11/30/2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/Ross C. Provence Ross C. Provence President

Date: 11/30/2022

By: /s/Jeffrey R. Provence Jeffrey R. Provence Chief Financial Officer

Date: 11/30/2022